Financial Instruments-Risk Management - Summary of Risk Categories of Borrower Internal Grades (Detail) $ in Millions	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)
Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	95
Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	90
Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	87
Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade code	85
Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade code	83
Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	80
Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade code	77
Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	75
Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	73
Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	70
Watch list [member]
Disclosure of internal credit grades [line items]
Internal grade code	30
Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	65
Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade code	60
Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade code	40
Default [member]
Disclosure of internal credit grades [line items]
Internal grade code	21
Non retail [member] | AIRB portfolio [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	$ 422,825
Credit risk exposure at default undrawn commitments	111,860
Credit risk exposure at default other exposure	110,833
Credit risk exposure default amount	645,518	$ 564,844
Non retail [member] | AIRB portfolio [member] | Excluding residential mortgages [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	344,071
Credit risk exposure at default undrawn commitments	111,860
Credit risk exposure at default other exposure	110,833
Credit risk exposure default amount	566,764	488,730
Non retail [member] | AIRB portfolio [member] | Government guaranteed residential mortgages [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	78,754
Credit risk exposure default amount	78,754	76,114
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	105,322
Credit risk exposure at default undrawn commitments	2,803
Credit risk exposure at default other exposure	19,409
Credit risk exposure default amount	$ 127,534	90,373
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	95
Credit risk exposure at default drawn	$ 49,979
Credit risk exposure at default undrawn commitments	10,825
Credit risk exposure at default other exposure	21,978
Credit risk exposure default amount	$ 82,782	61,929
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	90
Credit risk exposure at default drawn	$ 26,423
Credit risk exposure at default undrawn commitments	20,272
Credit risk exposure at default other exposure	24,086
Credit risk exposure default amount	$ 70,781	68,016
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	87
Credit risk exposure at default drawn	$ 28,435
Credit risk exposure at default undrawn commitments	21,333
Credit risk exposure at default other exposure	14,136
Credit risk exposure default amount	$ 63,904	59,294
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade code	85
Credit risk exposure at default drawn	$ 19,728
Credit risk exposure at default undrawn commitments	16,560
Credit risk exposure at default other exposure	9,685
Credit risk exposure default amount	$ 45,973	49,291
Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade code	83
Credit risk exposure at default drawn	$ 29,893
Credit risk exposure at default undrawn commitments	14,181
Credit risk exposure at default other exposure	9,895
Credit risk exposure default amount	$ 53,969	44,253
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	80
Credit risk exposure at default drawn	$ 26,095
Credit risk exposure at default undrawn commitments	11,992
Credit risk exposure at default other exposure	4,422
Credit risk exposure default amount	$ 42,509	48,807
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade code	77
Credit risk exposure at default drawn	$ 23,794
Credit risk exposure at default undrawn commitments	6,732
Credit risk exposure at default other exposure	3,182
Credit risk exposure default amount	$ 33,708	29,938
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	75
Credit risk exposure at default drawn	$ 19,321
Credit risk exposure at default undrawn commitments	4,029
Credit risk exposure at default other exposure	2,177
Credit risk exposure default amount	$ 25,527	21,049
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	73
Credit risk exposure at default drawn	$ 7,864
Credit risk exposure at default undrawn commitments	1,525
Credit risk exposure at default other exposure	937
Credit risk exposure default amount	$ 10,326	8,539
Non retail [member] | AIRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade code	70
Credit risk exposure at default drawn	$ 3,288
Credit risk exposure at default undrawn commitments	1,009
Credit risk exposure at default other exposure	258
Credit risk exposure default amount	$ 4,555	3,485
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	65
Credit risk exposure at default drawn	$ 981
Credit risk exposure at default undrawn commitments	104
Credit risk exposure at default other exposure	139
Credit risk exposure default amount	$ 1,224	727
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade code	60
Credit risk exposure at default drawn	$ 1,169
Credit risk exposure at default undrawn commitments	324
Credit risk exposure at default other exposure	309
Credit risk exposure default amount	$ 1,802	1,198
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade code	40
Credit risk exposure at default drawn	$ 357
Credit risk exposure at default undrawn commitments	72
Credit risk exposure at default other exposure	77
Credit risk exposure default amount	$ 506	616
Non retail [member] | AIRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors default [member]
Disclosure of internal credit grades [line items]
Internal grade code	30
Credit risk exposure at default drawn	$ 109
Credit risk exposure default amount	$ 109	225
Non retail [member] | AIRB portfolio [member] | Default [member]
Disclosure of internal credit grades [line items]
Internal grade code	21
Credit risk exposure at default drawn	$ 1,313
Credit risk exposure at default undrawn commitments	99
Credit risk exposure at default other exposure	143
Credit risk exposure default amount	$ 1,555	$ 990
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	99
Top of range [member] | Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	99
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	98
Bottom of range [member] | Non retail [member] | AIRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade code	98